SUBSEQUENT EVENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Feb. 26, 2015	Dec. 31, 2014	Dec. 31, 2013
SUBSEQUENT EVENT
Value of additional Company shares to be issued upon achievement of EBITDA-based metric		$ 6,282	$ 650
BioRx, LLC | Subsequent event
SUBSEQUENT EVENT
Purchase price	210,000
Number of Company shares issued (in shares)	4,100,000
Value of Company stock issued	$ 105,000
Contingent earnout period	1 year
Number of additional Company shares to be issued upon achievement of EBITDA-based metric (in shares)	1,300,000